Contingencies - Commitments and Letters of Credit (Details) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended							12 Months Ended								3 Months Ended			0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2013 Real Estate Investment USD ($)	Dec. 31, 2013 Real Estate Investment EUR (€)	Dec. 31, 2013 Information Technology, Software and Maintenance Services USD ($)	Dec. 31, 2013 Renovation of Leased Hotel USD ($)	Dec. 31, 2013 Investment in Other Joint Venture Commitment	Dec. 31, 2013 Commitments USD ($)	Dec. 31, 2013 Full Service and Limited Service Equity Investment For Noncontrolling Interest In Partnership Commitment USD ($)	Dec. 31, 2013 Limited Service Equity Investment For Noncontrolling Interest In Partnership Commitment USD ($)	Dec. 31, 2013 Upper Limit Real Estate Investment USD ($)	Dec. 31, 2013 Upper Limit Full Service and Limited Service Equity Investment For Noncontrolling Interest In Partnership Commitment USD ($)	Dec. 31, 2013 Upper Limit Limited Service Equity Investment For Noncontrolling Interest In Partnership Commitment USD ($)	Dec. 31, 2013 Group 4 Investment in Other Joint Venture Commitment Entity	Dec. 31, 2013 Group 4 Investment in Other Joint Venture Commitment Entity	Dec. 28, 2012 Group 4 Investment in Other Joint Venture Commitment USD ($)	Dec. 28, 2012 Group 4 Investment in Other Joint Venture Commitment EUR (€)	Dec. 30, 2011 Group 4 Investment in Other Joint Venture Commitment USD ($)	Dec. 30, 2011 Group 4 Investment in Other Joint Venture Commitment EUR (€)	Dec. 31, 2013 Outside Effective Credit Facility USD ($)	Dec. 31, 2013 Line of Credit Facility USD ($)	Jun. 30, 2013 Debt Securities Mandatorily Redeemable Preferred Equity Ownership Interest hotel	Dec. 31, 2013 Debt Securities Mandatorily Redeemable Preferred Equity Ownership Interest USD ($)	Jan. 14, 2014 Subsequent Event New York City EDITION Hotel USD ($)	Jan. 14, 2014 Subsequent Event Primary Obligor Guarantee, Other New York City EDITION Hotel
Commitments and Contingencies Disclosure [Line Items]
Investment commitments											$ 11	$ 10	$ 23										$ 10
Investment commitments expected to be funded									8
Investment commitments expected to be funded in 2014			8			18			6	15
Investment commitments expected to be funded in 2015			3						2	8
Investment commitments not expected to be funded								35	2
Acquisition interests in joint ventures														45.00%	45.00%
Number of new joint ventures														2	2
Contingent acquisition period							7 years
Deposits in conjunction with contingent obligation to acquire the interest in joint ventures																8	6	12	9
Percentage ownership interest acquired from joint venture partner	5.00%	5.00%
Amount of deposit used for contingent joint venture interest acquisition	5	4
Unfunded purchase commitments expiring this year			45	33
Purchase commitments expected to be funded within two years					152
Purchase commitments expected to be funded in 2014					107
Purchase commitments expected to be funded in 2015					32
Purchase commitments expected to be funded in 2016					13
Number of hotels																						3
Put option agreement, term																									2 years
Put option agreement, amount																								315
Put option agreement, extended term																									3 years
Letters of credit outstanding	80																			79	1
Surety bonds issued	$ 122